Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 30, 2022	Oct. 31, 2022
Statement Line Items [Line Items]
Net interest income	$ 24,929	$ 20,062	$ 73,812	$ 54,189	$ 54,189
Non-interest income	1,930	1,177	5,650	3,951	3,951
Total revenue	26,859	21,239	79,462	58,140	58,140
Provision for (recovery of) credit losses	171	166	793	246	246
Revenue less provision for credit loss	26,688	21,073	78,669	57,894	57,894
Non-interest expenses:
Salaries and benefits	7,453	6,768	24,139	19,577	19,577
General and administrative	4,446	5,519	10,888	13,162	13,162
Premises and equipment	980	929	2,913	2,880	2,880
Noninterest expense	12,879	13,216	37,940	35,619	35,619
Income (loss) before income taxes	13,809	7,857	40,729	22,275	22,275
Income tax provision	3,806	2,137	11,046	6,046	6,046
Net income (loss)	10,003	5,720	29,683	16,229	16,229
Total assets	3,980,845	3,075,343	3,980,845	3,075,343	3,075,343	$ 3,265,998
Total liabilities	3,615,802	2,728,695	3,615,802	2,728,695	2,728,695	$ 2,915,323
Net interest income	24,929	20,062	73,812	54,189	54,189
Non-interest income	1,930	1,177	5,650	3,951	3,951
Total revenue	26,859	21,239	79,462	58,140	58,140
Provision for (recovery of) credit losses	171	166	793	246	246
Revenue less provision for credit loss	26,688	21,073	78,669	57,894	57,894
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0		0
Non-interest income	(191)	(41)	(574)		(124)
Total revenue	(191)	(41)	(574)		(124)
Provision for (recovery of) credit losses	0	0	0		0
Revenue less provision for credit loss	(191)	(41)	(574)		(124)
Non-interest expenses:
Salaries and benefits	0	0	0		0
General and administrative	(191)	(41)	(574)		(124)
Premises and equipment	0	0	0		0
Noninterest expense	(191)	(41)	(574)		(124)
Income (loss) before income taxes	0	0	0		0
Income tax provision	0	0	0		0
Net income (loss)	0	0	0		0
Total assets	(16,421)	(23,064)	(16,421)	(23,064)	(23,064)
Total liabilities	(23,153)	(21,919)	(23,153)	(21,919)	(21,919)
Net interest income	0	0	0		0
Non-interest income	(191)	(41)	(574)		(124)
Total revenue	(191)	(41)	(574)		(124)
Provision for (recovery of) credit losses	0	0	0		0
Revenue less provision for credit loss	(191)	(41)	(574)		(124)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	24,929	20,062	73,812		54,189
Non-interest income	101	12	225		14
Total revenue	25,030	20,074	74,037		54,203
Provision for (recovery of) credit losses	171	166	793		246
Revenue less provision for credit loss	24,859	19,908	73,244		53,957
Non-interest expenses:
Salaries and benefits	5,891	5,600	19,505		16,625
General and administrative	4,257	5,217	10,250		12,460
Premises and equipment	610	610	1,845		1,851
Noninterest expense	10,758	11,427	31,600		30,936
Income (loss) before income taxes	14,101	8,481	41,644		23,021
Income tax provision	3,999	2,099	11,779		5,805
Net income (loss)	10,102	6,382	29,865		17,216
Total assets	3,971,781	3,076,611	3,971,781	3,076,611	3,076,611
Total liabilities	3,609,832	2,725,820	3,609,832	2,725,820	2,725,820
Net interest income	24,929	20,062	73,812		54,189
Non-interest income	101	12	225		14
Total revenue	25,030	20,074	74,037		54,203
Provision for (recovery of) credit losses	171	166	793		246
Revenue less provision for credit loss	24,859	19,908	73,244		53,957
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0	0		0
Non-interest income	2,020	1,206	5,999		4,061
Total revenue	2,020	1,206	5,999		4,061
Provision for (recovery of) credit losses	0	0	0		0
Revenue less provision for credit loss	2,020	1,206	5,999		4,061
Non-interest expenses:
Salaries and benefits	1,562	1,168	4,634		2,952
General and administrative	380	343	1,212		826
Premises and equipment	370	319	1,068		1,029
Noninterest expense	2,312	1,830	6,914		4,807
Income (loss) before income taxes	(292)	(624)	(915)		(746)
Income tax provision	(193)	38	(733)		241
Net income (loss)	(99)	(662)	(182)		(987)
Total assets	25,485	21,796	25,485	21,796	21,796
Total liabilities	29,123	24,794	29,123	$ 24,794	24,794
Net interest income	0	0	0		0
Non-interest income	2,020	1,206	5,999		4,061
Total revenue	2,020	1,206	5,999		4,061
Provision for (recovery of) credit losses	0	0	0		0
Revenue less provision for credit loss	$ 2,020	$ 1,206	$ 5,999		$ 4,061